Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax	¥ 1,662,273	$ 237,704	¥ 1,825,379	¥ 2,652,361
Income tax expense at statutory tax rate	415,568		456,345	663,090
Permanent differences and Research and development super-deduction			(67,319)	(76,414)
Change in valuation allowance	28,096		80,576	31,283
Effect of income tax rate difference in other jurisdictions	17,474		6,672	41,854
Effect of tax holidays and preferential tax rates	(124,138)		(150,067)	(213,804)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	(8,114)
Effect of the preferential tax rate adjustment of prior year's EIT			0	0
Effect of PRC withholding tax	633,586		518,815	184,014
Loss on disposal of subsidiaries deductible for tax purposes	(55,711)
Tax incentives relating to R&D expenditures	(63,892)
Effect of changes in tax laws or rates enacted in the current year	0
Changes in unrecognized tax benefits	0
Provision for income tax	¥ 842,869	$ 120,529	¥ 845,022	¥ 630,023
Income Taxes Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%
PRC withholding tax	38.10%	38.10%
Foreign tax effects	1.10%	1.10%
Effect of changes in tax laws or rates enacted in the current year	0.00%	0.00%
Tax incentives relating to R&D expenditures	(3.80%)	(3.80%)
Change in valuation allowance	1.70%	1.70%
Loss on disposal of subsidiaries deductible for tax purposes	(3.40%)	(3.40%)
Changes in unrecognized tax benefits	0.00%	0.00%
Effect of tax holidays inside PRC	(7.50%)	(7.50%)
Income tax expense	50.70%	50.70%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent	(0.50%)	(0.50%)
PRC [Member]
Income Taxes And Tax Related [Line Items]
Provision for income tax	¥ 205,800
Income Taxes Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%